Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets
Cash and Cash Equivalents, at Carrying Value	[1]	SFr 139,112		SFr 101,879		SFr 100,047		SFr 109,815
Interest-bearing deposits with banks		1,298		741
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		79,133		106,997
Securities received as collateral		50,773		40,219
Trading assets		157,338		153,797
Investment securities		607		1,006
Other investments		5,412		5,666
Net loans		291,908		296,779
Goodwill		4,426		4,663
Other intangible assets		237		291
Brokerage receivables		35,941		35,648
Other assets		39,637		39,609
Total assets		805,822		787,295
Liabilities and equity
Due to banks		16,423		16,744
Customer deposits		390,921		383,783
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		23,851		27,533
Obligation to return securities received as collateral		50,773		40,219
Trading liabilities		45,871		38,186
Short-term borrowings		20,868		28,385
Long-term debt		161,087		152,005
Brokerage payables		21,653		25,683
Other liabilities		31,434		31,043
Total liabilities		762,881		743,581
Total shareholders' equity		42,677		43,644
Noncontrolling interests		264		70
Total equity		42,941		43,714		44,019		42,189
Total liabilities and equity		805,822		787,295
Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value		628		558		409		(211)
Interest-bearing deposits with banks		(377)		(421)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0		0
Securities received as collateral		0		0
Trading assets		(173)		(99)
Investment securities		(52,059)		(32,851)
Other investments		(49,878)		(49,748)
Net loans		(8,433)		(7,246)
Goodwill		671		703
Other intangible assets		0		0
Brokerage receivables		(2)		0
Other assets		2,281		1,915
Total assets		(107,342)		(87,189)
Liabilities and equity
Due to banks		(2,439)		(2,285)
Customer deposits		(1,118)		(1,167)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(93)		(108)
Obligation to return securities received as collateral		0		0
Trading liabilities		0		0
Short-term borrowings		(5,140)		(484)
Long-term debt		(52,201)		(36,591)
Brokerage payables		(2)		0
Other liabilities		446		139
Total liabilities		(60,547)		(40,496)
Total shareholders' equity		(46,264)		(46,120)
Noncontrolling interests		(531)		(573)
Total equity		(46,795)		(46,693)
Total liabilities and equity		(107,342)		(87,189)
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value		277		277		324		516
Interest-bearing deposits with banks		445		489
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0		0
Securities received as collateral		0		0
Trading assets		0		1
Investment securities		52,061		32,853
Other investments		49,911		49,780
Net loans		0		0
Goodwill		0		0
Other intangible assets		0		0
Brokerage receivables		0		0
Other assets		782		625
Total assets		103,476		84,025
Liabilities and equity
Due to banks		2,442		2,287
Customer deposits		0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0		0
Obligation to return securities received as collateral		0		0
Trading liabilities		0		0
Short-term borrowings		4,700		0
Long-term debt		53,009		37,596
Brokerage payables		0		0
Other liabilities		648		498
Total liabilities		60,799		40,381
Total shareholders' equity		42,677		43,644
Noncontrolling interests		0		0
Total equity		42,677		43,644
Total liabilities and equity		103,476		84,025
Bank
Assets
Cash and Cash Equivalents, at Carrying Value		138,207	[1]	101,044	[1],[2]	99,314	[2]	109,510	[2]
Interest-bearing deposits with banks		1,230		673
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		79,133		106,997
Securities received as collateral		50,773		40,219
Trading assets		157,511		153,895
Investment securities		605		1,004
Other investments		5,379		5,634
Net loans		300,341		304,025
Goodwill		3,755		3,960
Other intangible assets		237		291
Brokerage receivables		35,943		35,648
Other assets		36,574		37,069
Total assets		809,688		790,459
Liabilities and equity
Due to banks		16,420		16,742
Customer deposits		392,039		384,950
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		23,944		27,641
Obligation to return securities received as collateral		50,773		40,219
Trading liabilities		45,871		38,186
Short-term borrowings		21,308		28,869
Long-term debt		160,279		151,000
Brokerage payables		21,655		25,683
Other liabilities		30,340		30,406
Total liabilities		762,629		743,696
Total shareholders' equity		46,264		46,120
Noncontrolling interests		795		643
Total equity		47,059		46,763		45,994		43,550
Total liabilities and equity		809,688		790,459
Bank | Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value		2,327		2,642		2,540		3,058
Interest-bearing deposits with banks		8		10
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		31,245		26,905
Securities received as collateral		1,495		2,921
Trading assets		34,570		35,339
Investment securities		0		0
Other investments		490		621
Net loans		7,196		11,907
Goodwill		649		715
Other intangible assets		208		276
Brokerage receivables		14,916		17,012
Other assets		12,980		12,843
Total assets		106,084		111,191
Liabilities and equity
Due to banks		33		63
Customer deposits		1		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		5,040		5,799
Obligation to return securities received as collateral		1,495		2,921
Trading liabilities		12,877		8,468
Short-term borrowings		5,894		8,720
Long-term debt		42,291		43,821
Brokerage payables		12,564		15,213
Other liabilities		9,916		9,414
Total liabilities		90,111		94,420
Total shareholders' equity		15,920		16,713
Noncontrolling interests		53		58
Total equity		15,973		16,771
Total liabilities and equity		106,084		111,191
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value		135,880		98,402		SFr 96,774		SFr 106,452
Interest-bearing deposits with banks		1,222		663
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		47,888		80,092
Securities received as collateral		49,278		37,298
Trading assets		122,941		118,556
Investment securities		605		1,004
Other investments		4,889		5,013
Net loans		293,145		292,118
Goodwill		3,106		3,245
Other intangible assets		29		15
Brokerage receivables		21,027		18,636
Other assets		23,594		24,226
Total assets		703,604		679,268
Liabilities and equity
Due to banks		16,387		16,679
Customer deposits		392,038		384,949
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		18,904		21,842
Obligation to return securities received as collateral		49,278		37,298
Trading liabilities		32,994		29,718
Short-term borrowings		15,414		20,149
Long-term debt		117,988		107,179
Brokerage payables		9,091		10,470
Other liabilities		20,424		20,992
Total liabilities		672,518		649,276
Total shareholders' equity		30,344		29,407
Noncontrolling interests		742		585
Total equity		31,086		29,992
Total liabilities and equity		SFr 703,604		SFr 679,268

[1]	Includes restricted cash.
[2]	Includes restricted cash.